FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

3.FAIR VALUE MEASUREMENTS

Fair Value Hierarchy

FASB ASC 820 defines fair value, establishes a framework for measuring fair value, and establishes a hierarchy of fair value inputs. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. Valuation techniques that are consistent with the market, income or cost approach, as specified by FASB ASC 820, are used to measure fair value.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

• Level 1:Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group can access at the measurement date.

• Level 2:Inputs other than quoted prices included within level 1 that are observable for the asset or liability either directly or indirectly.

• Level 3:Unobservable inputs for the asset or liability.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Group’s major categories of assets and liabilities measured at fair value on a recurring basis as follows.

Exchange-Traded Derivative Contracts. Derivatives that are actively traded are valued based on quoted prices from the exchanges and are categorized in level 1 of the fair value hierarchy.

Available-for-sale Investments. Available-for-sale investments include wealth management products issued by banks and money market funds, which are valued based on prices per units quoted by issuers. They are categorized in level 2 of the fair value hierarchy.

Risk and Return Transfer Contracts. Risk and return transfer contracts are valued based on the quoted prices of spot commodity contracts entered by the Group with its customers and the fair value of unsettled receivables or payables under the contracts. They are categorized in level 2 of the fair value hierarchy.

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis.

Fair Value Measurements on a Recurring Basis

At December 31, 2016

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Asset
Derivative assets	—	45,569	—	45,569
Available-for-sale investments	—	218,940	—	218,940
Total	—	264,509	—	264,509

Liabilities
Derivative liabilities	—	—	—	—
Total	—	—	—	—

At December 31, 2015

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Asset
Derivative assets	—	445	—	445
Available-for-sale investments	—	75,670	—	75,670
Total	—	76,115	—	76,115

Liabilities
Derivative liabilities	—	14,336	—	14,336
Total	—	14,336	—	14,336

There were no transfers between level 1 and level 2 during the year.

Additional Disclosures About the Fair Value of Financial Instruments (Including Financial Instruments Not Carried at Fair Value)

Certain financial instruments that are not carried at fair value on the consolidated balance sheet are carried at amounts that approximate fair value due to their short-term nature and generally negligible credit risk. These financial instruments include cash, deposits with clearing organizations, other financial assets (amount due from related parties, awards receivable from the Exchanges, commission receivable and deposits and others) and other financial liabilities (amount due to related parties, accounts payables, customer rebates payable, and payable to third parties).

The following table presents the carrying values and estimated fair values of financial assets and liabilities, excluding financial instruments that are carried at fair value on a recurring basis, and information is provided on their classification within the fair value hierarchy.

	Total
At	carrying				Estimated
December 31, 2016	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Asset
Cash	1,541,241	1,541,241	—	—	1,541,241
Deposits with clearing organizations	265,807	265,807	—	—	265,807
Other financial assets	196,164	—	196,164	—	196,164
Total	2,003,212	1,807,048	196,164	—	2,003,212

Liabilities
Other financial liabilities	40,868	—	40,868	—	40,868
Total	40,868	—	40,868	—	40,868

	Total
At	carrying				Estimated
December 31, 2015	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Asset
Cash	362,461	362,461	—	—	362,461
Deposits with clearing organizations	239,904	239,904	—	—	239,904
Other financial assets	23,613	—	23,613	—	23,613
Total	625,978	602,365	23,613	—	625,978

Liabilities
Other financial liabilities	147,357	—	147,357	—	147,357
Total	147,357	—	147,357	—	147,357